Document And Entity Information	Apr. 06, 2023
Document Information [Line Items]
Entity, Registrant Name	Vistagen Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 06, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-54014
Entity, Tax Identification Number	20-5093315
Entity, Address, Address Line One	343 Allerton Ave.
Entity, Address, City or Town	South San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94090
City Area Code	650
Local Phone Number	577-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VTGN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001411685